Balance Sheets (Unaudited) (USD $)	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2010
Current Assets
Cash and cash equivalents	$ 3,275	$ 9,786	$ 37,848
Accounts receivable	3,500	1,750	5,350
Prepaid expenses	8,314	1,343	6,845
Total current assets	15,089	12,879	50,043
Total Assets	15,089	12,879	50,043
Current liabilities
Accounts payable and accrued expenses	445,945	405,048	371,727
Notes Payable	179,952	154,592	150,122
Notes Payable – Related Parties	35,935	35,935	35,935
Accrued dividends	4,342,041	4,055,731	3,807,562
Preferred shares – Note 5	2,237,443	2,237,443	2,237,443
Total current liabilities	7,241,316	6,888,749	6,602,789
Total Liabilities	7,241,316	6,888,749	6,602,789
Authorized: 100,000,000 shares Issued: 87,467,288 (Mar.2008:87,467,288)	874,673	874,673	874,673
Additional paid-in-capital	63,683,159	63,683,159	63,683,159
Accumulated deficit	(71,784,059)	(71,433,702)	(71,110,600)
Total Shareholder Equity	(7,226,227)	(6,875,870)	(6,552,746)
Total Liabilities and Shareholders' Equity	$ 15,089	$ 12,879	$ 50,043